First Trust Dorsey Wright DALI Equity ETF Shareholder Fees	Dec. 31, 2025
First Trust Dorsey Wright DALI Equity ETF | First Trust Dorsey Wright DALI Equity ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%